Bank Loans (Details) - Schedule of Terms and Conditions of Outstanding Bank Loans - EUR (€)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Bank Loans (Details) - Schedule of Terms and Conditions of Outstanding Bank Loans [Line Items]
Year of maturity	one to three years
Face Value	€ 920,000	€ 920,000
Carrying Amount	€ 211,757	328,236
Bankia SA [Member]
Bank Loans (Details) - Schedule of Terms and Conditions of Outstanding Bank Loans [Line Items]
Nominal interest rate	1.50%
Year of maturity	2025
Face Value	€ 400,000	400,000
Carrying Amount	€ 85,705	136,379
Targobank SA [Member]
Bank Loans (Details) - Schedule of Terms and Conditions of Outstanding Bank Loans [Line Items]
Nominal interest rate	1.87%
Year of maturity	2025
Face Value	€ 100,000	100,000
Carrying Amount	€ 25,659	38,322
Banco de Sabadell SA [Member]
Bank Loans (Details) - Schedule of Terms and Conditions of Outstanding Bank Loans [Line Items]
Nominal interest rate	1.50%
Year of maturity	2025
Face Value	€ 250,000	250,000
Carrying Amount	€ 53,327	85,004
Liberbank [Member]
Bank Loans (Details) - Schedule of Terms and Conditions of Outstanding Bank Loans [Line Items]
Nominal interest rate	1.55%
Year of maturity	2025
Face Value	€ 170,000	170,000
Carrying Amount	€ 47,067	€ 68,532